Quarterly Holdings Report
for
Fidelity Freedom® Blend Income Fund
December 31, 2024
FBF-YIN-NPRT3-0325
1.9892458.106
Bond Funds - 67.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,893,484	27,951,053
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	8,804	64,889
Fidelity Series Corporate Bond Fund (b)	1,095,534	10,067,959
Fidelity Series Emerging Markets Debt Fund (b)	91,288	721,179
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	24,109	206,130
Fidelity Series Floating Rate High Income Fund (b)	15,068	135,611
Fidelity Series Government Bond Index Fund (b)	1,775,921	16,001,045
Fidelity Series High Income Fund (b)	84,979	731,669
Fidelity Series International Developed Markets Bond Index Fund (b)	765,701	6,646,282
Fidelity Series Investment Grade Bond Fund (b)	1,553,295	15,346,550
Fidelity Series Investment Grade Securitized Fund (b)	1,105,826	9,709,157
Fidelity Series Long-Term Treasury Bond Index Fund (b)	631,819	3,354,961
Fidelity Series Real Estate Income Fund (b)	13,720	134,733
TOTAL BOND FUNDS (Cost $98,228,574)		91,071,218

Domestic Equity Funds - 11.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	176,911	3,509,908
Fidelity Series Commodity Strategy Fund (b)	3,125	269,229
Fidelity Series Large Cap Growth Index Fund (b)	89,471	2,272,560
Fidelity Series Large Cap Stock Fund (b)	89,369	2,051,023
Fidelity Series Large Cap Value Index Fund (b)	263,942	4,304,900
Fidelity Series Small Cap Core Fund (b)	91,242	1,114,065
Fidelity Series Small Cap Opportunities Fund (b)	31,777	464,902
Fidelity Series Value Discovery Fund (b)	96,966	1,502,978
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,252,523)		15,489,565

International Equity Funds - 10.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	52,275	819,679
Fidelity Series Emerging Markets Fund (b)	122,380	1,062,260
Fidelity Series Emerging Markets Opportunities Fund (b)	234,180	4,290,172
Fidelity Series International Growth Fund (b)	105,943	1,846,588
Fidelity Series International Index Fund (b)	60,696	719,248
Fidelity Series International Small Cap Fund (b)	113,348	1,836,238
Fidelity Series International Value Fund (b)	156,090	1,860,591
Fidelity Series Overseas Fund (b)	138,396	1,860,039
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,341,466)		14,294,815

Short-Term Funds - 7.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	251,796	2,512,927
Fidelity Series Treasury Bill Index Fund (b)	825,261	8,211,350
TOTAL SHORT-TERM FUNDS (Cost $10,708,658)		10,724,277

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/23/2025 (d)	4.55	110,000	109,728
US Treasury Bills 0% 1/30/2025 (d)	4.45	120,000	119,605
US Treasury Bills 0% 1/9/2025 (d)	4.58	30,000	29,975
US Treasury Bills 0% 3/20/2025 (d)	4.28	30,000	29,732
US Treasury Bills 0% 3/27/2025 (d)	4.28	40,000	39,609
TOTAL U.S. TREASURY OBLIGATIONS (Cost $328,568)			328,649

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	102,671	102,691
Fidelity Series Government Money Market Fund (b)(f)	4.58	2,801,748	2,801,748
TOTAL MONEY MARKET FUNDS (Cost $2,904,439)			2,904,439

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $136,764,228)	134,812,963
NET OTHER ASSETS (LIABILITIES) - 0.1%	98,872
NET ASSETS - 100.0%	134,911,835

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	10	Mar 2025	1,133,750	(33,827)	(33,827)
ICE MSCI Emerging Markets Index Contracts (United States)	32	Mar 2025	1,718,080	(55,938)	(55,938)

TOTAL EQUITY CONTRACTS					(89,765)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	33	Mar 2025	3,588,750	(33,459)	(33,459)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	Mar 2025	637,828	(2,493)	(2,493)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	11	Mar 2025	1,252,281	(27,878)	(27,878)

TOTAL INTEREST RATE CONTRACTS					(63,830)

TOTAL PURCHASED					(153,595)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	Mar 2025	2,374,300	77,081	77,081

TOTAL FUTURES CONTRACTS					(76,514)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $328,649.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	62,790	1,897,360	1,857,455	4,920	(4)	-	102,691	102,671	0.0%
Total	62,790	1,897,360	1,857,455	4,920	(4)	-	102,691	102,671

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18,765,444	14,650,303	5,564,470	740,872	15,152	84,624	27,951,053	2,893,484
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	46,848	149,521	123,712	2,213	(7,948)	180	64,889	8,804
Fidelity Series Blue Chip Growth Fund	1,929,679	1,992,166	841,598	264,585	8,522	421,139	3,509,908	176,911
Fidelity Series Canada Fund	622,769	456,802	336,593	24,066	14,418	62,283	819,679	52,275
Fidelity Series Commodity Strategy Fund	629,103	679,935	933,363	31,070	(432,860)	326,414	269,229	3,125
Fidelity Series Corporate Bond Fund	7,370,586	5,494,937	2,600,192	312,020	957	(198,329)	10,067,959	1,095,534
Fidelity Series Emerging Markets Debt Fund	495,381	369,772	137,196	26,730	238	(7,016)	721,179	91,288
Fidelity Series Emerging Markets Debt Local Currency Fund	160,024	103,869	45,447	9,409	(109)	(12,207)	206,130	24,109
Fidelity Series Emerging Markets Fund	1,024,969	653,122	634,398	29,291	9,235	9,332	1,062,260	122,380
Fidelity Series Emerging Markets Opportunities Fund	4,114,042	2,671,207	2,728,615	86,735	6,929	226,609	4,290,172	234,180
Fidelity Series Floating Rate High Income Fund	91,564	69,320	24,945	8,123	(5)	(323)	135,611	15,068
Fidelity Series Government Bond Index Fund	10,801,984	8,778,470	3,126,681	362,576	1,476	(454,204)	16,001,045	1,775,921
Fidelity Series Government Money Market Fund	1,971,648	1,601,113	771,013	96,842	-	-	2,801,748	2,801,748
Fidelity Series High Income Fund	511,648	370,779	155,746	33,464	756	4,232	731,669	84,979
Fidelity Series International Developed Markets Bond Index Fund	3,681,113	4,100,861	1,031,338	190,931	1,243	(105,597)	6,646,282	765,701
Fidelity Series International Growth Fund	1,562,685	1,181,691	847,552	75,467	17,649	(67,885)	1,846,588	105,943
Fidelity Series International Index Fund	591,628	421,368	289,058	20,652	(1,772)	(2,918)	719,248	60,696
Fidelity Series International Small Cap Fund	1,411,183	1,025,278	514,140	169,289	3,263	(89,346)	1,836,238	113,348
Fidelity Series International Value Fund	1,570,116	1,096,242	804,347	82,731	8,805	(10,225)	1,860,591	156,090
Fidelity Series Investment Grade Bond Fund	10,871,915	8,391,005	3,499,270	478,156	(1,008)	(416,092)	15,346,550	1,553,295
Fidelity Series Investment Grade Securitized Fund	7,194,047	5,356,752	2,554,005	311,820	(6,780)	(280,857)	9,709,157	1,105,826
Fidelity Series Large Cap Growth Index Fund	1,212,706	1,125,616	524,495	12,262	9,533	449,200	2,272,560	89,471
Fidelity Series Large Cap Stock Fund	1,288,376	1,182,161	598,740	140,748	10,710	168,516	2,051,023	89,369
Fidelity Series Large Cap Value Index Fund	2,320,463	2,807,411	1,011,309	123,097	20,071	168,264	4,304,900	263,942
Fidelity Series Long-Term Treasury Bond Index Fund	3,145,065	1,969,295	1,483,669	88,307	(294,772)	19,042	3,354,961	631,819
Fidelity Series Overseas Fund	1,566,331	1,066,857	795,778	40,697	455	22,174	1,860,039	138,396
Fidelity Series Real Estate Income Fund	92,115	67,224	26,453	6,462	20	1,827	134,733	13,720
Fidelity Series Short-Term Credit Fund	1,941,997	1,109,622	569,880	71,878	1,730	29,458	2,512,927	251,796
Fidelity Series Small Cap Core Fund	13,433	1,215,145	140,195	11,728	(39)	25,721	1,114,065	91,242
Fidelity Series Small Cap Opportunities Fund	557,368	358,724	475,075	42,361	36,778	(12,893)	464,902	31,777
Fidelity Series Treasury Bill Index Fund	5,945,101	4,376,599	2,123,725	278,984	(1,179)	14,554	8,211,350	825,261
Fidelity Series Value Discovery Fund	838,987	995,902	342,225	58,099	11,196	(882)	1,502,978	96,966
	94,340,318	75,889,069	35,655,223	4,231,665	(567,336)	374,795	134,381,623	15,764,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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